Schedule of Investments(a)
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.12%
Aerospace & Defense–2.82%
L3Harris Technologies, Inc.	221,980	$39,983,038
Apparel Retail–1.18%
Ross Stores, Inc.	191,643	16,667,192
Application Software–2.48%
Q2 Holdings, Inc.(b)	178,390	10,535,713
Synopsys, Inc.(b)	190,633	24,551,624
		35,087,337
Auto Parts & Equipment–1.41%
Visteon Corp.(b)	415,031	19,913,187
Automotive Retail–0.82%
Advance Auto Parts, Inc.	125,188	11,682,544
Biotechnology–3.97%
Sarepta Therapeutics, Inc.(b)	76,993	7,531,455
Seattle Genetics, Inc.(b)	213,928	24,683,013
Vertex Pharmaceuticals, Inc.(b)	101,109	24,058,886
		56,273,354
Building Products–1.62%
Trane Technologies PLC	277,460	22,915,421
Communications Equipment–1.84%
Motorola Solutions, Inc.	196,013	26,054,048
Construction Machinery & Heavy Trucks–2.14%
Wabtec Corp.	628,401	30,244,940
Consumer Finance–0.78%
Capital One Financial Corp.	219,311	11,057,661
Data Processing & Outsourced Services–3.80%
Fiserv, Inc.(b)	567,063	53,865,314
Distillers & Vintners–1.40%
Constellation Brands, Inc., Class A	138,261	19,821,097
Diversified Chemicals–2.08%
Eastman Chemical Co.	630,929	29,388,673
Diversified Support Services–0.83%
Cintas Corp.	67,661	11,720,238
Electric Utilities–0.97%
Eversource Energy	176,160	13,777,474
Electronic Equipment & Instruments–2.03%
Keysight Technologies, Inc.(b)	344,192	28,801,987
Environmental & Facilities Services–1.74%
Republic Services, Inc.	327,641	24,592,733
Financial Exchanges & Data–1.58%
Intercontinental Exchange, Inc.	149,993	12,111,935
Tradeweb Markets, Inc., Class A	245,870	10,336,375
		22,448,310
Shares		Value
Gas Utilities–1.23%
Southwest Gas Holdings, Inc.	139,354	$9,693,464
UGI Corp.	291,722	7,780,226
		17,473,690
Gold–0.64%
Franco-Nevada Corp. (Canada)	90,785	9,034,923
Health Care Equipment–5.66%
Boston Scientific Corp.(b)	469,854	15,331,336
DexCom, Inc.(b)	74,849	20,154,590
IDEXX Laboratories, Inc.(b)	56,757	13,748,816
Intuitive Surgical, Inc.(b)	8,333	4,126,585
Teleflex, Inc.	28,534	8,356,467
Zimmer Biomet Holdings, Inc.	181,677	18,363,911
		80,081,705
Health Care Facilities–0.61%
HCA Healthcare, Inc.	95,820	8,609,427
Health Care Services–2.47%
Guardant Health, Inc.(b)	127,166	8,850,754
LHC Group, Inc.(b)	186,070	26,087,014
		34,937,768
Health Care Supplies–0.61%
Alcon, Inc. (Switzerland)(b)	170,449	8,662,218
Homebuilding–0.82%
D.R. Horton, Inc.	340,440	11,574,960
Human Resource & Employment Services–1.21%
Korn Ferry	702,070	17,074,342
Hypermarkets & Super Centers–2.13%
BJ’s Wholesale Club Holdings, Inc.(b)	1,182,252	30,111,958
Industrial Machinery–2.97%
ITT, Inc.	390,112	17,695,452
Stanley Black & Decker, Inc.	243,208	24,320,800
		42,016,252
Industrial REITs–3.36%
Prologis, Inc.	591,750	47,558,948
Insurance Brokers–1.43%
Arthur J. Gallagher & Co.	247,910	20,207,144
Interactive Home Entertainment–1.79%
Zynga, Inc., Class A(b)	3,691,009	25,283,412
Investment Banking & Brokerage–0.75%
E*TRADE Financial Corp.	308,837	10,599,286
IT Consulting & Other Services–3.05%
Amdocs Ltd.	339,394	18,656,488
KBR, Inc.	711,736	14,718,700
Perspecta, Inc.	537,736	9,808,305
		43,183,493

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Main Street Mid Cap Fund®

Shares		Value
Leisure Products–0.37%
Peloton Interactive, Inc., Class A(b)	199,017	$5,283,901
Life & Health Insurance–0.41%
Lincoln National Corp.	218,787	5,758,474
Managed Health Care–1.68%
Humana, Inc.	75,570	23,730,491
Multi-Utilities–3.04%
Dominion Energy, Inc.	427,010	30,825,852
Public Service Enterprise Group, Inc.	270,769	12,160,236
		42,986,088
Office REITs–1.35%
SL Green Realty Corp.	443,825	19,128,858
Oil & Gas Equipment & Services–1.02%
Schlumberger Ltd.	1,068,718	14,417,006
Oil & Gas Refining & Marketing–0.76%
Valero Energy Corp.	237,785	10,785,928
Oil & Gas Storage & Transportation–2.88%
Magellan Midstream Partners L.P.	687,622	25,091,327
Shell Midstream Partners L.P.	1,571,567	15,684,238
		40,775,565
Packaged Foods & Meats–1.19%
Conagra Brands, Inc.	573,103	16,814,842
Pharmaceuticals–2.06%
Catalent, Inc.(b)	207,304	10,769,443
Elanco Animal Health, Inc.(b)	822,456	18,414,790
		29,184,233
Property & Casualty Insurance–1.13%
Fidelity National Financial, Inc.	642,789	15,992,590
Railroads–2.20%
Canadian Pacific Railway Ltd. (Canada)	142,030	31,188,368
Regional Banks–2.44%
PNC Financial Services Group, Inc. (The)	67,873	6,496,804
Sterling Bancorp	803,350	8,395,008
SVB Financial Group(b)	66,692	10,075,827
TCF Financial Corp.	425,311	9,637,547
		34,605,186
Shares		Value
Restaurants–1.52%
Wendy’s Co. (The)	1,449,773	$21,572,622
Semiconductor Equipment–3.36%
Applied Materials, Inc.	527,627	24,175,869
MKS Instruments, Inc.	287,803	23,441,555
		47,617,424
Semiconductors–0.92%
Microchip Technology, Inc.	192,079	13,022,956
Soft Drinks–2.75%
Coca-Cola European Partners PLC (United Kingdom)	1,036,941	38,916,396
Specialized REITs–2.71%
EPR Properties	248,166	6,010,580
Equinix, Inc.	28,877	18,035,708
Lamar Advertising Co., Class A	278,303	14,271,378
		38,317,666
Specialty Stores–1.77%
Tractor Supply Co.	203,387	17,196,371
Ulta Beauty, Inc.(b)	44,690	7,852,033
		25,048,404
Trading Companies & Distributors–0.96%
Fastenal Co.	433,720	13,553,750
Wireless Telecommunication Services–2.38%
T-Mobile US, Inc.(b)	402,011	33,728,723
Total Common Stocks & Other Equity Interests (Cost $1,533,656,163)		1,403,133,545
Money Market Funds–0.57%
Invesco Government & Agency Portfolio,Institutional Class, 0.43% (Cost $8,126,057)(c)	8,126,057	8,126,057
TOTAL INVESTMENTS IN SECURITIES–99.69% (Cost $1,541,782,220)		1,411,259,602
OTHER ASSETS LESS LIABILITIES—0.31%		4,334,541
NET ASSETS–100.00%		$1,415,594,143
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Main Street Mid Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco Oppenheimer Main Street Mid Cap Fund®